Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	19,474,303	18,090,526
Common stock, shares outstanding	19,474,303	18,090,526
NEONC TECHNOLOGIES HOLDINGS, INC.
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares issued		18,090,526	16,560,000
Common stock, shares outstanding		18,090,526	16,560,000